Condensed consolidating financial information - Condensed Consolidated Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	£ 6,210		£ 4,839
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	3,099		1,760
Differences on exchange	3,868		1,270
Cash flow hedges	(41)		55
Net investment hedges	(708)		(961)
Associates – share of OCI, net of tax	(38)		1,415
Tax on items that may be reclassified	18		(19)
Items that will not be reclassified subsequently to profit or loss:	115		(173)
Retirement benefit schemes	142		(229)
Associates – share of OCI, net of tax	6		20
Tax on items that will not be reclassified	(33)		36
Total other comprehensive income/(expense) for the year, net of tax	3,214		1,587
Total comprehensive income for the year, net of tax	9,424		6,426
Attributable to:
Owners of the parent	9,239		6,180
Non-controlling interests	185		246
Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	6,210		4,839
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	3,099		1,760
Differences on exchange	3,868		1,270
Cash flow hedges	(41)		55
Net investment hedges	(708)		(961)
Associates – share of OCI, net of tax	(38)		1,415
Tax on items that may be reclassified	18		(19)
Items that will not be reclassified subsequently to profit or loss:	115		(173)
Retirement benefit schemes	142		(229)
Associates – share of OCI, net of tax	6		20
Tax on items that will not be reclassified	(33)		36
Total other comprehensive income/(expense) for the year, net of tax	3,214		1,587
Total comprehensive income for the year, net of tax	9,424		6,426
Attributable to:
Owners of the parent	9,239		6,180
Non-controlling interests	185		246
Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		£ 37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:		(3,809)
Differences on exchange		(3,084)
Cash flow hedges		(171)
Investments held at fair value		(27)
Net investment hedges		357
Associates – share of OCI, net of tax		(918)
Tax on items that may be reclassified		34
Items that will not be reclassified subsequently to profit or loss:		681
Retirement benefit schemes		827
Associates – share of OCI, net of tax		25
Tax on items that will not be reclassified		(171)
Total other comprehensive income/(expense) for the year, net of tax		(3,128)
Total comprehensive income for the year, net of tax		34,528
Attributable to:
Owners of the parent		34,361
Non-controlling interests		167
Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:		(3,809)
Differences on exchange		(3,084)
Cash flow hedges		(171)
Investments held at fair value		(27)
Net investment hedges		357
Associates – share of OCI, net of tax		(918)
Tax on items that may be reclassified		34
Items that will not be reclassified subsequently to profit or loss:		681
Retirement benefit schemes		827
Associates – share of OCI, net of tax		25
Tax on items that will not be reclassified		(171)
Total other comprehensive income/(expense) for the year, net of tax		(3,128)
Total comprehensive income for the year, net of tax		34,528
Attributable to:
Owners of the parent		34,361
Non-controlling interests		167
Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	6,176		4,703
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	9,390		6,290
Attributable to:
Owners of the parent	9,390		6,290
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	6,176		4,703
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	9,390		6,290
Attributable to:
Owners of the parent	9,390		6,290
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		37,550
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		34,422
Attributable to:
Owners of the parent		34,422
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		37,550
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		34,422
Attributable to:
Owners of the parent		34,422
Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	2,728
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	2,728
Attributable to:
Owners of the parent	2,728
Reportable Legal Entities | RJRT, Issuer (LB) | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		3,720
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		3,720
Attributable to:
Owners of the parent		3,720
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,100
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	3,100
Attributable to:
Owners of the parent	3,100
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB) | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		4,123
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		4,123
Attributable to:
Owners of the parent		4,123
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	2,759
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	2,759
Attributable to:
Owners of the parent	2,759
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB) | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		3,897
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		3,897
Attributable to:
Owners of the parent		3,897
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	6,509		4,839
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	3,099		1,760
Differences on exchange	3,868		1,270
Cash flow hedges	(41)		55
Net investment hedges	(708)		(961)
Associates – share of OCI, net of tax	(38)		1,415
Tax on items that may be reclassified	18		(19)
Items that will not be reclassified subsequently to profit or loss:	115		(173)
Retirement benefit schemes	142		(229)
Associates – share of OCI, net of tax	6		20
Tax on items that will not be reclassified	(33)		36
Total other comprehensive income/(expense) for the year, net of tax	3,214		1,587
Total comprehensive income for the year, net of tax	9,723		6,426
Attributable to:
Owners of the parent	9,538		6,180
Non-controlling interests	185		246
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	6,988		4,189
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	3,185		2,157
Differences on exchange	3,868		1,270
Cash flow hedges	45		50
Net investment hedges	(708)		(559)
Associates – share of OCI, net of tax	(38)		1,415
Tax on items that may be reclassified	18		(19)
Items that will not be reclassified subsequently to profit or loss:	115		(173)
Retirement benefit schemes	142		(229)
Associates – share of OCI, net of tax	6		20
Tax on items that will not be reclassified	(33)		36
Total other comprehensive income/(expense) for the year, net of tax	3,300		1,984
Total comprehensive income for the year, net of tax	10,288		6,173
Attributable to:
Owners of the parent	10,103		5,927
Non-controlling interests	185		246
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		38,023
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:		(3,809)
Differences on exchange		(3,084)
Cash flow hedges		(171)
Investments held at fair value		(27)
Net investment hedges		357
Associates – share of OCI, net of tax		(918)
Tax on items that may be reclassified		34
Items that will not be reclassified subsequently to profit or loss:		681
Retirement benefit schemes		827
Associates – share of OCI, net of tax		25
Tax on items that will not be reclassified		(171)
Total other comprehensive income/(expense) for the year, net of tax		(3,128)
Total comprehensive income for the year, net of tax		34,895
Attributable to:
Owners of the parent		34,728
Non-controlling interests		167
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		37,326
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:		(3,546)
Differences on exchange		(3,084)
Cash flow hedges		81
Investments held at fair value		(27)
Net investment hedges		368
Associates – share of OCI, net of tax		(918)
Tax on items that may be reclassified		34
Items that will not be reclassified subsequently to profit or loss:		681
Retirement benefit schemes		827
Associates – share of OCI, net of tax		25
Tax on items that will not be reclassified		(171)
Total other comprehensive income/(expense) for the year, net of tax		(2,865)
Total comprehensive income for the year, net of tax		34,461
Attributable to:
Owners of the parent		34,294
Non-controlling interests		167
Reportable Legal Entities | BATCAP, Issuer | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	157
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(101)
Cash flow hedges	(101)
Total other comprehensive income/(expense) for the year, net of tax	(101)
Total comprehensive income for the year, net of tax	56
Attributable to:
Owners of the parent	56
Reportable Legal Entities | BATCAP, Issuer | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		(52)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:		(242)
Cash flow hedges		(242)
Total other comprehensive income/(expense) for the year, net of tax		(242)
Total comprehensive income for the year, net of tax		(294)
Attributable to:
Owners of the parent		(294)
Reportable Legal Entities | BATIF | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	102		1,000
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	15		(397)
Cash flow hedges	15		5
Net investment hedges			(402)
Total other comprehensive income/(expense) for the year, net of tax	15		(397)
Total comprehensive income for the year, net of tax	117		603
Attributable to:
Owners of the parent	117		603
Reportable Legal Entities | BATIF | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		(63)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:		(21)
Cash flow hedges		(10)
Net investment hedges		(11)
Total other comprehensive income/(expense) for the year, net of tax		(21)
Total comprehensive income for the year, net of tax		(84)
Attributable to:
Owners of the parent		(84)
Reportable Legal Entities | BATNF and RAI, Subsidiary guarantors | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,100
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	3,100
Attributable to:
Owners of the parent	3,100
Reportable Legal Entities | BATNF and RAI, Subsidiary guarantors | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		4,120
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		4,120
Attributable to:
Owners of the parent		4,120
Reportable Legal Entities | BATHTN | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	243		(350)
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	243		(350)
Attributable to:
Owners of the parent	243		(350)
Reportable Legal Entities | BATHTN | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		636
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		636
Attributable to:
Owners of the parent		636
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(15,062)		(4,703)
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	(18,276)		(6,290)
Attributable to:
Owners of the parent	(18,276)		(6,290)
Eliminations | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(10,556)		(4,703)
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	(13,770)		(6,290)
Attributable to:
Owners of the parent	(13,770)		(6,290)
Eliminations | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		(49,657)
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		(46,529)
Attributable to:
Owners of the parent		(46,529)
Eliminations | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		(41,861)
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax		(38,733)
Attributable to:
Owners of the parent		(38,733)
Other Reserves
Other comprehensive income/(expense)
Differences on exchange	3,861		1,218
Associates – share of OCI, net of tax	(38)		1,415
Tax on items that may be reclassified	18		(19)
Associates – share of OCI, net of tax	6
Total other comprehensive income/(expense) for the year, net of tax	3,090		1,707
Total comprehensive income for the year, net of tax	3,090		1,707
Other Reserves | Restatement Adjustments
Other comprehensive income/(expense)
Differences on exchange		(3,082)
Associates – share of OCI, net of tax		(918)
Tax on items that may be reclassified		34
Total other comprehensive income/(expense) for the year, net of tax		(3,805)
Total comprehensive income for the year, net of tax		(3,805)
Other Reserves | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Other comprehensive income/(expense)
Share of subsidiaries OCI	115		(173)
Other Reserves | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI	115		(173)
Other Reserves | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments
Other comprehensive income/(expense)
Share of subsidiaries OCI		681
Other Reserves | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI		681
Other Reserves | Eliminations
Other comprehensive income/(expense)
Share of subsidiaries OCI	(115)		173
Other Reserves | Eliminations | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI	(115)		173
Other Reserves | Eliminations | Restatement Adjustments
Other comprehensive income/(expense)
Share of subsidiaries OCI		(681)
Other Reserves | Eliminations | Restatement Adjustments | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI		(681)
Retained Earnings
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	6,032		4,648
Other comprehensive income/(expense)
Associates – share of OCI, net of tax			20
Tax on items that will not be reclassified	(33)		36
Total other comprehensive income/(expense) for the year, net of tax	117		(175)
Total comprehensive income for the year, net of tax	6,149		4,473
Retained Earnings | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year		37,485
Other comprehensive income/(expense)
Associates – share of OCI, net of tax		25
Tax on items that will not be reclassified		(171)
Total other comprehensive income/(expense) for the year, net of tax		681
Total comprehensive income for the year, net of tax		38,166
Retained Earnings | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Other comprehensive income/(expense)
Share of subsidiaries OCI	3,099		1,760
Retained Earnings | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI	3,099		1,760
Retained Earnings | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments
Other comprehensive income/(expense)
Share of subsidiaries OCI		(3,809)
Retained Earnings | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Restatement Adjustments | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI		(3,809)
Retained Earnings | Eliminations
Other comprehensive income/(expense)
Share of subsidiaries OCI	(3,099)		(1,760)
Retained Earnings | Eliminations | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI	£ (3,099)		£ (1,760)
Retained Earnings | Eliminations | Restatement Adjustments
Other comprehensive income/(expense)
Share of subsidiaries OCI		3,809
Retained Earnings | Eliminations | Restatement Adjustments | Registered BATCAP bonds
Other comprehensive income/(expense)
Share of subsidiaries OCI		£ 3,809